                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6651
                 ----------------------------------------------

                              THE CHINA FUND, INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET
                                BOSTON, MA 02110
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for                          Copy to:
           Service)

        Mary Moran Zeven                   State Street Bank and Trust Company
            Secretary                             Daniel P. Bulger, Esq.
      The China Fund, Inc.                    One Federal Street, 9th Floor
       225 Franklin Street                     Boston, Massachusetts 02110
        Boston, MA 02110
                                                          and

                                                 Leonard B. Mackey, Jr., Esq.
                                                 Clifford Chance U.S. LLP
                                                   31 West 52nd Street
                                                 New York, New York 10019



Registrant's telephone number, including area code:  (888) 246-2255

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2004

ITEM 1:  SHAREHOLDER REPORT

                              THE CHINA FUND, INC.

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2004
                                  (UNAUDITED)

                                              THE CHINA FUND, INC.
                                              TABLE OF CONTENTS

                                                                                                     PAGE
                                                                                                     ----
                                                                   Key Highlights                      1
                                                                   Asset Allocation                    2
                                                                   Chairman's Statement                3
                                                                   Investment Managers' Statements     4
                                                                   About the Portfolio Managers        7
                                                                   Schedule of Investments             8
                                                                   Financial Statements               12
                                                                   Notes to Financial Statements      16
                                                                   Other Information                  21
                                                                   Dividends and Distributions;
                                                                     Dividend Reinvestment
                                                                     and Cash Purchase Plan           22

THE CHINA FUND, INC.
KEY HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                      FUND DATA
--------------------------------------------------------------------------------------
            NYSE STOCK SYMBOL                                  CHN
--------------------------------------------------------------------------------------
               LISTING DATE                               JULY 10, 1992
--------------------------------------------------------------------------------------
            SHARES OUTSTANDING                              10,081,913
--------------------------------------------------------------------------------------
       TOTAL NET ASSETS (04/30/04)                       US$256.6 MILLION
--------------------------------------------------------------------------------------
        NET ASSET VALUE (04/30/04)                            $25.46
--------------------------------------------------------------------------------------
         MARKET PRICE (04/30/04)                              $26.74
--------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                    TOTAL RETURN
-------------------------------------------------------------------------------------
     PERFORMANCE AS OF
         04/30/04:               NET ASSET VALUE(1)              MARKET PRICE
-------------------------------------------------------------------------------------
         6 MONTHS                       -1.03%                      -19.42%
-------------------------------------------------------------------------------------
     3-YEAR CUMULATIVE                  87.31%                      148.34%
-------------------------------------------------------------------------------------
     3-YEAR ANNUALIZED                  23.27%                       35.42%
-------------------------------------------------------------------------------------
     5-YEAR CUMULATIVE                 135.41%                      206.97%
-------------------------------------------------------------------------------------
     5-YEAR ANNUALIZED                  18.68%                       25.15%
-------------------------------------------------------------------------------------
    10-YEAR CUMULATIVE                 113.59%                      103.58%
-------------------------------------------------------------------------------------
    10-YEAR ANNUALIZED                   7.88%                        7.37%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                  DIVIDEND HISTORY
-------------------------------------------------------------------------------------
        RECORD DATE                    INCOME                    CAPITAL GAINS
-------------------------------------------------------------------------------------
         12/29/03                     $0.0700                       $1.7100
-------------------------------------------------------------------------------------
         12/26/02                     $0.06397                      $0.1504
-------------------------------------------------------------------------------------
         12/31/01                     $0.1321                         --
-------------------------------------------------------------------------------------
         12/31/99                     $0.1110                         --
-------------------------------------------------------------------------------------
         12/31/98                     $0.0780                         --
-------------------------------------------------------------------------------------
         12/31/97                        --                         $0.5003
-------------------------------------------------------------------------------------
         12/31/96                     $0.0834                         --
-------------------------------------------------------------------------------------
         12/29/95                     $0.0910                         --
-------------------------------------------------------------------------------------
         12/30/94                     $0.0093                       $0.6006
-------------------------------------------------------------------------------------
         12/31/93                     $0.0853                       $0.8250
-------------------------------------------------------------------------------------
         12/31/92                     $0.0434                       $0.0116
-------------------------------------------------------------------------------------

(1) Total investment returns reflect changes in net asset value per share during each period and assumes that dividends and capital gains distributions, if any, were reinvested. The net asset value percentages are not an indication of the performance of a shareholder's investment in the Fund, which is based on market price. Total investment returns are historical and do not guarantee future results.

THE CHINA FUND, INC.
ASSET ALLOCATION AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                     TEN LARGEST LISTED EQUITY INVESTMENTS*
---------------------------------------------------------------------------------
 1.  Chaoda Modern Agriculture (Holdings) Ltd.                    5.22%
---------------------------------------------------------------------------------
 2.  TCL International Holdings, Ltd.                             4.72%
---------------------------------------------------------------------------------
 3.  BYD Co., Ltd.                                                3.75%
---------------------------------------------------------------------------------
 4.  Comba Telecom Systems Holdings Ltd.                          3.61%
---------------------------------------------------------------------------------
 5.  Sohu.com Inc.                                                3.43%
---------------------------------------------------------------------------------
 6.  China Metal Products Co., Ltd.                               2.89%
---------------------------------------------------------------------------------
 7.  Merry Electronics Co., Ltd.                                  2.72%
---------------------------------------------------------------------------------
 8.  Cathay Financial Holding Co., Ltd.                           2.67%
---------------------------------------------------------------------------------
 9.  TPV Technology, Ltd.                                         2.59%
---------------------------------------------------------------------------------
10.  Anhui Expressway Co., Ltd.                                   2.55%
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                           LARGEST DIRECT INVESTMENTS*
---------------------------------------------------------------------------------
 1.  Captive Finance, Ltd.                                        1.19%
---------------------------------------------------------------------------------
 2.  Tomoike Industrial (H.K.) Ltd.                               0.92%
---------------------------------------------------------------------------------
 3.  teco Optronics Corp.                                         0.18%
---------------------------------------------------------------------------------

* Percentages based on net assets at April 30, 2004.

THE CHINA FUND, INC.
CHAIRMAN'S STATEMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Stockholders:

During the six months ended April 30, 2004, your Fund's net asset value decreased by -1.03% after taking into consideration the US$1.78 per share distribution paid to shareholders in January 2004. Although the Chinese economy continued to grow rapidly, it began to seem almost too rapid to some, most notably the People's Bank of China (PBOC). Thus, as the PBOC introduced tightening measures, China stocks were sold-off. This was despite continuing strong results from Chinese corporations.

Worries that China's economy might not be able to achieve a 'soft landing' drove the premium in the price of the Fund's Shares down from 29.00% to 5.03% as of April 30, 2004, while the annualized expense ratio as of April 30, 2004, has fallen to 1.36%.

China's economy made a rapid recovery from the SARS slow-down and some sectors have started to overheat. The Central Government has taken steps to slow down fixed investments in the steel, cement, and real estate industries. We believe that this will lead to a mid-cycle correction and that the longer-term growth trend will continue. Those sectors that have thrived on the successful ingredients of low cost production, skilled labour and globalization of the value chain should continue to maintain their impressive growth. Like the 1994 slowdown, we believe that this tightening of the economy should offer good investment opportunities for the Direct Investment Portfolio. During the period under review, the Direct Investment Manager added one investment, teco Optronics, to the Direct Investment Portfolio. teco Optronics is a specialist manufacturer of innovative organic light-emitting diode display ("OLED") panels.

The Board of Directors remains optimistic about the long-term growth prospects for China. We believe that the Fund remains one of the best ways to access such growth through investment in a selection of entrepreneurial Chinese companies. The recent market sell-off means that there are now better values to be had. We believe that China is making progress on some of its more pressing structural problems, such as the reform of the state-owned sector, but more work needs to be done, particularly on China's moribund financial system. Against this background, investors should expect to see further volatility in Chinese equities.

We thank you for your continuing support and for your interest in our Fund. If you have any questions, comments or would like additional information on our Fund's holdings, we invite you to visit the Fund's website at www.chinafundinc.com or call (toll free) 1-888-CHN-CALL (246-2255).

Sincerely,

/s/ Alan Tremain
Alan Tremain
Chairman of the Board

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REVIEW OF LISTED INVESTMENTS
In the last few weeks there have been many media and broker reports about a slowdown in China's economic growth, about the government's credit-tightening measures and even an "austerity program". Your managers, based in Shanghai, travel extensively in China, and we just do not see it. We do not believe that there will be an appreciable slowdown in Chinese growth in the near term. We also do not believe that this is what the government wants, given its desperate need to create employment. What is happening is that the government is trying to prevent the misallocation of capital to certain 'hot' industries - the four so-called 'evil sectors' - steel, aluminium, cement and luxury property development. This is a perennial problem in China caused by the combination of an as yet unreformed, state-owned financial sector and, ironically for a dictatorship, weak central control over the provinces. There are other sectors where the government is keen to promote investment. In an interview with Reuters last week, Premier Wen Jia Bao said, "We are now faced with very serious shortages of coal, power, oil and transport."

It appears that investors in global equity and bond markets are now worrying about the end of the cheap money era. China, having been a hot market in 2003, has been affected the most. But, it is not clear if a modest rise in interest rates in the United States and China (the two seem likely to move in parallel given the current currency peg) will have as great an impact on the latter as the former. China has a high savings rate and consumer finance and mortgage lending are in their infancy here. Meanwhile, listed Chinese companies, especially in the private sector, tend to have a low level of gearing. The more developed cities, such as Shanghai, would be more affected by higher rates than the rest of the country, but not as much as San Francisco, New York and London.

The recent sharp correction means that there are now many high growth companies which can be bought for a price earnings multiple below 10x. We estimate that the whole portfolio now trades on a price/earnings ratio of 12x, with earnings growth of 21% and a yield of about 2.4%. Recent first quarter results from portfolio companies, such as SOHU and CATHAY LIFE, have been strong; the few disappointments, such as CHENG SHIN TYRE, have been caused by inflation in costs offsetting top-line growth.

Over the past six months, we did more selling than buying, raising cash levels and preparing money for new unlisted investments. We took profits on textile stocks by selling long-term holdings FOUNTAIN SET, JINGWEI TEXTILE MACHINERY, LUTHAI TEXTILE and TAINAN ENTERPRISES. This is an industry where we expect trade conflict with the United States in early 2005. We also sold CHINA MOTOR and BRILLIANCE CHINA because we are worried about plans for capacity expansion. Towards the end of this quarter, we took decent profits from recovering foundry maker VANGUARD, STN-LCD panel maker WINTEK as well as richly valued H-shares such as ANHUI CONCH and YANZHOU COAL. We also sold TAIWAN HONCHUAN based on disappointing first quarter results and BEIJING AIRPORT due to its expensive valuation.

On the buy side, we added investments in some neglected technology stocks such as COMBA, a well managed manufacturer of telecom infrastructure equipment, foundry UMC, DVD maker CMC, China's leading electronics distributor, DIGITAL CHINA, and 3C retailer TSANN KUENN. We added to our holding in CHINA RARE EARTH as we expect rare earth and refractory prices to recover. We also bought YIEH UNITED, the only integrated

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

REVIEW OF LISTED INVESTMENTS (CONTINUED)

stainless steel mill in Taiwan. We subscribed to new listings of the diesel engine maker WEICHAI and the IC designer SOLOMON SYSTECH. As confidence returns, we plan to reduce our cash position and increase the beta of the Fund. For monthly updates on our investment strategy, please see our website www.chinafundinc.com

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

REVIEW OF DIRECT INVESTMENTS
During the six months under review, market sentiment towards China investments underwent a significant change. Investors' sentiment was initially buoyed by the resilience of the Chinese economy in the wake of the SARS outbreak and the launching of a number of successful China listings in Hong Kong and on the NASDAQ. However, around March 2004, investors began to fret over the risks of overheating. China has since announced a series of measures aimed at slowing down the economy. The authorities acted relatively early in this cycle when inflation was still at a modest level of around 4%. We believed that the secular story for China is still intact and that this mid-cycle correction will present good opportunities for direct investments.

The Fund added one new investment to its Direct Investment portfolio. We invested in TECO OPTRONICS CORP., a Taiwanese company that designs and manufactures organic light-emitting diode displays ("OLED").

As of April 30, 2004, the Fund's Direct Investment portfolio comprised the following investments:

CAPTIVE FINANCE LIMITED ("CAPTIVE")
Captive is engaged in providing operating and financial leases for technology products (PCs, servers, telecom equipment etc.). It has operations in Greater China, Singapore, Malaysia and Europe. Apart from seeking leasing opportunities within each of its national markets, Captive is also building cross-selling and other synergies between the Asian and European operations.

TOMOIKE INDUSTRIAL (HK) LIMITED ("TOMOIKE")
Tomoike manufactures a wide range of sheet materials such as labels, speaker cushions, and cushion materials for office equipment and household appliances. Its fastest growing business is the assembly of backlight unit components for the mobile phone industry. For more than a decade, Tomoike has been supplying parts and accessories for office and consumer equipment of major Japanese manufacturers. Its business is experiencing profit growth strongly above budget as a result of robust demand for its products, especially the backlight units.

TECO OPTRONICS CORP. ("TECO")
teco designs and manufactures OLED displays and has a licensing agreement with Kodak. OLED is a new flat screen display technology that is competing with liquid crystal displays ("LCDs"). teco is a subsidiary of the TECO Group which started out as an industrial motor manufacturer and has since diversified into home appliances, information technology and many other business areas. Its flagship company, TECO Electric and Machinery, has been listed on the Taiwan Stock Exchange since 1973.

THE CHINA FUND, INC.
ABOUT THE PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LISTED INVESTMENT MANAGER
Mr. Chris Ruffle serves as the portfolio manager for the Fund's portfolio of listed securities. Mr. Ruffle joined Martin Currie in 1994. He is a Chinese and Taiwanese equity specialist with over 15 years investment experience in Asia. Fluent in Mandarin and Japanese, Mr. Ruffle has worked in the Far East since 1983. He worked originally in Beijing and Shanghai and then in Australia for a metal trading company. He then moved to Warburg Securities in 1987 as an analyst in Tokyo, before establishing Warburg's office in Taiwan. Mr. Ruffle also manages The Martin Currie Hedge Fund and the China "A" Share Fund.

DIRECT INVESTMENT MANAGER
Mr. Koh Kuek Chiang is the Executive Director of Asian Direct Capital Management ("ADCM") and is the portfolio manager of the Fund's portfolio of direct securities. Mr. Koh joined ADCM in 1998. Mr. Koh has over ten years of private equity investment experience in the United States, Europe and Asia working for the Government of Singapore, Union Bank of Switzerland and private interests. His investment experience covers a wide range of industries, including telecommunications equipment, biotechnology, media, financial services and basic materials. Mr. Koh graduated with an engineering degree from the University of Western Australia and has a post-graduate Diploma in Business Administration from the National University of Singapore. He is a Chartered Financial Analyst and is fluent in English and Mandarin.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA -- SHENZHEN "B" SHARES
  INDUSTRIALS -- (1.8%)
     China International Marine Containers (Group) Co.,
       Ltd.*................................................   2,442,747            $  4,641,398
                                                                                    ------------
          TOTAL CHINA -- SHENZHEN "B" SHARES -- (Cost
            $2,735,768)                                                      1.8%      4,641,398
                                                                                    ------------
HONG KONG
  CONSUMER DISCRETIONARY -- (4.7%)
     TCL International Holdings, Ltd. ......................  32,318,000              12,119,716
                                                                                    ------------
  CONSUMER STAPLES -- (6.1%)
     Chaoda Modern Agriculture (Holdings) Ltd. .............  43,089,900              13,397,055
     Sino Golf Holdings, Ltd. ..............................  11,835,000               2,321,570
                                                                                    ------------
                                                                                      15,718,625
                                                                                    ------------
  HEALTH CARE -- (3.1%)
     Golden Meditech Co., Ltd. .............................  13,950,000               5,812,724
     Natural Beauty Bio-Technology, Ltd. ...................  32,780,000               2,101,363
                                                                                    ------------
                                                                                       7,914,087
                                                                                    ------------
  INDUSTRIALS -- (7.5%)
     Beiren Printing Machinery Holdings Ltd. ...............   7,000,000               2,041,745
     China Fire Safety Enterprise Group Holdings Ltd. ......  50,380,000               3,165,019
     First Tractor Co., Ltd.*...............................  19,950,000               3,197,238
     Proview International Holdings Ltd. ...................  17,644,000               4,162,335
     TPV Technology, Ltd. ..................................   9,968,000               6,645,589
                                                                                    ------------
                                                                                      19,211,926
                                                                                    ------------
  INFORMATION TECHNOLOGY -- (2.3%)
     Arcontech Corp.*.......................................  18,386,000                 407,808
     Hongkong.Com Corp.*....................................  30,232,000               2,829,514
     Solomon Systech Ltd.*..................................  11,698,000               2,789,630
                                                                                    ------------
                                                                                       6,026,952
                                                                                    ------------
  MATERIALS -- (5.1%)
     Asia Zirconium Ltd. ...................................  13,196,000               2,233,255
     China Rare Earth Holdings, Ltd. .......................  15,254,000               2,073,060
     Fountain Set (Holdings), Ltd. .........................   8,550,000               6,303,127
     Ocean Grand Chemicals Holdings Ltd. ...................  17,379,000               2,495,542
                                                                                    ------------
                                                                                      13,104,984
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
HONG KONG (CONTINUED)
  TELECOMMUNICATIONS -- (3.6%)
     Comba Telecom Systems Holdings Ltd.*...................  15,356,000            $  9,253,330
                                                                                    ------------
  UTILITIES -- (2.4%)
     Xinao Gas Holdings, Ltd.*..............................  13,976,000               6,047,540
                                                                                    ------------
          TOTAL HONG KONG -- (Cost $56,934,084)                             34.8%     89,397,160
                                                                                    ------------
HONG KONG -- "H" SHARES
  CONSUMER DISCRETIONARY -- (1.4%)
     Weichai Power Co. Ltd.*................................   2,110,000               3,557,380
                                                                                    ------------
  ENERGY -- (1.9%)
     Yanzhou Coal Mining Co. ...............................   5,186,000               4,886,996
                                                                                    ------------
  INDUSTRIALS -- (6.7%)
     Beijing Capital International Airport Co., Ltd. .......   5,472,000               1,683,757
     BYD Co., Ltd. .........................................   3,225,000               9,613,350
     Jingwei Textile Machinery Co., Ltd. ...................   5,936,000               1,560,163
     Sinotrans Limited......................................  12,835,000               4,401,916
                                                                                    ------------
                                                                                      17,259,186
                                                                                    ------------
  MATERIALS -- (0.9%)
     Sinopec Beijing Yanhua Petrochemical Co., Ltd.*........   7,328,000               2,137,415
                                                                                    ------------
  TELECOMMUNICATIONS -- (1.5%)
     China Telecom Corporation Ltd. ........................  13,000,000               3,875,149
                                                                                    ------------
  UTILITIES -- (5.0%)
     Anhui Expressway Co., Ltd. ............................  17,778,000               6,553,041
     Shenzhen Expressway Co., Ltd. .........................  21,494,000               6,338,218
                                                                                    ------------
                                                                                      12,891,259
                                                                                    ------------
          TOTAL HONG KONG -- "H" SHARES -- (Cost $32,855,320)               17.4%     44,607,385
                                                                                    ------------
          TOTAL HONG KONG (INCLUDING "H" SHARES) -- (Cost
            $89,789,404)                                                    52.2%    134,004,545
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
TAIWAN
  CONSUMER DISCRETIONARY -- (7.0%)
     Merry Electronics Co., Ltd. ...........................   2,844,208            $  6,977,813
     Synnex Technologies International, Corp. ..............   2,950,640               4,574,291
     Taiwan FamilyMart Co., Ltd. ...........................   1,478,520               2,381,120
     Taiwan Hon Chuan Enterprise Co., Ltd. .................   1,544,435               1,803,856
     Tsann Kuen Enterprise Co., Ltd. .......................   1,700,000               2,328,417
                                                                                    ------------
                                                                                      18,065,497
                                                                                    ------------
  FINANCIALS -- (6.5%)
     Cathay Financial Holding Co., Ltd. ....................   3,862,000               6,859,061
     Fubon Financial Holdings Co., Ltd. ....................   5,453,952               5,204,403
     Polaris Securities Co., Ltd.*..........................   8,359,377               4,680,446
                                                                                    ------------
                                                                                      16,743,910
                                                                                    ------------
  INDUSTRIALS -- (3.3%)
     Cheng Shin Rubber Industry Co., Ltd. ..................   3,016,400               3,513,988
     Chicony Electronics Co., Ltd. .........................   2,500,960               4,931,152
                                                                                    ------------
                                                                                       8,445,140
                                                                                    ------------
  INFORMATION TECHNOLOGY -- (10.1%)
     CMC Magnetics Corp.*...................................   3,100,000               2,575,557
     Data Systems Consulting Co., Ltd. .....................   3,968,339               2,902,789
     Soft-World International Corp. ........................     790,000               2,532,661
     Taiwan Green Point Enterprises Co., Ltd. ..............   1,831,200               6,008,453
     United Microelectronics Corp.*.........................   4,000,000               3,588,200
     Vanguard International Semiconductor Corp.*............   8,000,000               3,636,364
     Wintek Corp. ..........................................   3,392,000               4,553,979
                                                                                    ------------
                                                                                      25,798,003
                                                                                    ------------
  MATERIALS -- (3.6%)
     China Metal Products Co., Ltd. ........................   5,873,408               7,425,741
     Yieh United Steel Corp.*...............................   3,500,000               1,791,090
                                                                                    ------------
                                                                                       9,216,831
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
TAIWAN (CONTINUED)
  TELECOMMUNICATIONS -- (3.8%)
     Ability Enterprise Co., Ltd. ..........................   5,614,840            $  4,766,360
     Chunghwa Telecom Co., Ltd. ............................   3,055,000               4,920,003
                                                                                    ------------
                                                                                       9,686,363
                                                                                    ------------
          TOTAL TAIWAN -- (Cost $60,818,909)                                34.3%     87,955,744
                                                                                    ------------
UNITED STATES -- "N" SHARES
  INFORMATION TECHNOLOGY -- (3.4%)
     Sohu.com Inc.*.........................................     526,286               8,810,028
                                                                                    ------------
          TOTAL UNITED STATES -- "N" SHARES -- (Cost $878,898)               3.4%      8,810,028
                                                                                    ------------
          TOTAL COMMON STOCK AND OTHER EQUITY
            INTERESTS -- (Cost $154,222,979)                                91.7%    235,411,715
                                                                                    ------------
DIRECT INVESTMENTS
  FINANCIALS -- (1.2%)
     Captive Finance, Ltd., (acquired 5/24/02)(1)*+.........   2,000,000               3,045,000
                                                                                    ------------
  INDUSTRIALS -- (0.9%)
     Tomoike Industrial (H.K.) Ltd., (acquired
       2/21/03)(1)+.........................................     825,000               2,351,932
                                                                                    ------------
  INFORMATION TECHNOLOGY -- (0.2%)
     teco Optronics Corp. (acquired 4/26/04)(1)*............   1,500,000                 451,535
                                                                                    ------------
          TOTAL DIRECT INVESTMENTS -- (Cost $5,851,239)                      2.3%      5,848,467
                                                                                    ------------
TOTAL INVESTMENTS -- (Cost $160,074,218)(Note E)                            94.0%    241,260,182
                                                                                    ------------
OTHER ASSETS AND LIABILITIES                                                 6.0%     15,375,745
                                                                                    ============
NET ASSETS                                                                 100.0%   $256,635,927
                                                                                    ============

Notes to Schedule of Investments

  * Denotes non-income producing security

(1) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued at acquisition cost. These direct investments are valued at fair value as determined by the Board of Directors as discussed in Note A and B to the Financial Statements.
  + Affiliated issuer (See Note G)

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS:
  Investments in listed investments, at value (cost
     $154,222,979) (Note A).................................  $235,411,715
  Investments in direct investments, at value (cost
     $5,851,239) (Notes A and B)............................     5,848,467
  Cash......................................................     1,178,694
  Foreign currency, at value (cost $16,310,935).............    16,274,705
  Receivable for investments sold...........................       362,885
  Dividends and interest receivable.........................     1,156,818
                                                              ------------
TOTAL ASSETS................................................   260,233,284
                                                              ============
LIABILITIES:
  Payable for investments purchased.........................     3,082,180
  Investment management fee payable (Note C)................       221,682
  Administration and custodian fees payable.................        86,035
  Accrued expenses and other liabilities....................       207,460
                                                              ------------
TOTAL LIABILITIES...........................................     3,597,357
                                                              ------------
TOTAL NET ASSETS............................................  $256,635,927
                                                              ============
COMPOSITION OF NET ASSETS:
  Capital paid in excess of par (Note D)....................   139,491,406
  Distributions in excess of net investment income..........      (243,592)
  Accumulated net realized gain on investments and foreign
     currency transactions..................................    36,235,911
  Net unrealized appreciation on investments and foreign
     currency transactions..................................    81,152,202
                                                              ------------
TOTAL NET ASSETS............................................  $256,635,927
                                                              ============
NET ASSETS VALUE PER SHARE
  ($256,635,927/10,081,913 shares of common stock
  outstanding)..............................................        $25.46
                                                              ============

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
STATEMENTS OF OPERATIONS
FOR SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income -- listed investments (net of taxes
     withheld of $175)......................................  $  1,597,454
  Interest income -- direct investments.....................        29,814
                                                              ------------
     TOTAL INVESTMENT INCOME................................     1,627,268
                                                              ------------
EXPENSES:
  Investment management fees (Note C).......................     1,013,867
  Custodian fees............................................       189,176
  Directors' fees and expenses (Note C).....................       181,147
  Administration fees.......................................       230,388
  Legal fees................................................        69,692
  Insurance.................................................        44,113
  Audit and tax service fees................................        29,959
  Printing and postage......................................        88,069
  Stock exchange listing fee................................        17,747
  Transfer Agent fees.......................................        11,459
  Shareholder service fees..................................        10,705
  Miscellaneous expenses....................................         1,445
                                                              ------------
     TOTAL EXPENSES.........................................     1,887,767
                                                              ------------
NET INVESTMENT LOSS.........................................      (260,499)
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY:
  Net realized gain on listed investment transactions.......    36,389,336
  Net realized gain on foreign currency transactions........        11,752
                                                              ------------
                                                                36,401,088
                                                              ------------
  Net change in unrealized appreciation on listed
     investments and foreign currency transactions..........   (33,172,566)
  Net change in unrealized appreciation on direct
     investments............................................       (12,263)
                                                              ------------
                                                               (33,184,829)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS.....................................     3,216,259
                                                              ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  2,955,760
                                                              ============

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               APRIL 30, 2004     OCTOBER 31, 2003
                                                              ----------------    ----------------
                                                                (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $   (260,499)       $    641,133
  Net realized gain on investments and foreign currency
     transactions...........................................      36,401,088          18,838,037
  Net change in unrealized appreciation on investments and
     foreign currency translations..........................     (33,184,829)        103,638,989
                                                                ------------        ------------
  Net increase in net assets from operations................       2,955,760         123,118,159
                                                                ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................        (705,122)           (644,376)
  Capital gains.............................................     (17,225,127)         (1,514,948)
                                                                ------------        ------------
  Total dividends and distributions to shareholders.........     (17,930,249)         (2,159,324)
                                                                ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Reinvestment of Dividends and Distributions (8,739 and 0
     shares, respectively)..................................         332,196                  --
                                                                ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS.......................     (14,642,293)        120,958,835
                                                                ------------        ------------
NET ASSETS:
Beginning of year...........................................     271,278,220         150,319,385
                                                                ------------        ------------
End of year.................................................    $256,635,927        $271,278,220
                                                                ============        ============
Undistributed/(Distributions in excess of) Net Investment
  Income, end of period.....................................    $   (243,592)       $    722,029
                                                                ============        ============

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING FOR THE PERIOD(S)
INDICATED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  SIX MONTHS ENDED
                                     APRIL 30,                      YEAR ENDED OCTOBER 31,
                                  ----------------   ----------------------------------------------------
                                        2004           2003       2002       2001       2000       1999
                                  ----------------   --------   --------   --------   --------   --------
                                    (UNAUDITED)
PER SHARE OPERATION
  PERFORMANCE(1)
Net asset value, beginning of
  year..........................      $  26.93       $  14.92   $  13.19   $  12.37   $  12.74   $  10.84
Net investment income (loss)....         (0.02)          0.06       0.11       0.14      (0.03)      0.12
Net realized and unrealized gain
  (loss) on investment and
  foreign currency
  transactions..................          0.33          12.16       1.75       0.68      (0.23)      1.86
                                      --------       --------   --------   --------   --------   --------
Total income (loss) from
  investment operations.........          0.31          12.22       1.86       0.82      (0.26)      1.98
                                      --------       --------   --------   --------   --------   --------
Less distributions:
  Dividend from net investment
    income......................         (0.07)         (0.06)     (0.13)      0.00      (0.11)     (0.08)
  Distributions from net
    realized capital gains......         (1.71)         (0.15)      0.00       0.00       0.00       0.00
                                      --------       --------   --------   --------   --------   --------
Total distributions.............         (1.78)         (0.21)     (0.13)      0.00      (0.11)     (0.08)
                                      --------       --------   --------   --------   --------   --------
Net asset value, end of year....      $  25.46       $  26.93   $  14.92   $  13.19   $  12.37   $  12.74
                                      ========       ========   ========   ========   ========   ========
Per share market value, end of
  year..........................      $  26.74       $  34.74   $  12.61   $  10.74   $   8.94   $   9.94
                                      ========       ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN (BASED
  ON MARKET VALUE)..............        (19.42)%       179.41%     18.63%     20.13%     (9.14)%    14.65%
                                      ========       ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year
  (000's).......................      $256,636       $271,278   $150,319   $132,912   $124,619   $128,303
Ratio of expenses to average net
  assets........................          1.36%(2)       1.76%      1.97%      2.39%      2.12%      2.28%
Ratio of expenses to average net
  assets, excluding stock
  dividend tax expense..........          1.36%(2)       1.68%      1.85%      2.31%      2.12%      2.28%
Ratio of net investment income
  (loss) to average net
  assets........................         (0.19)%(2)      0.32%      0.72%      1.09%     (0.21)%     0.95%
Portfolio turnover rate.........            19%            55%        68%       115%       108%        75%

(1) Based on average shares outstanding during the period.

(2) Annualized.

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The China Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on April 28, 1992, and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments in the equity securities of companies engaged in a substantial amount of business in the People's Republic of China. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates. The significant estimates made as of, and for the six months ended, April 30, 2004 relate to the valuation of the Fund's Direct Investments, as further discussed below and in Note B.

SECURITY VALUATION: Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on advice from the Investment Manager and Direct Investment Manager. The Direct Investment's original cost is considered to be fair value unless the Board of Directors, based on such advice, concludes there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY TRANSLATIONS: The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OPTIONS CONTRACTS: The Fund may purchase and write (sell) call options and put options provided the transactions are for hedging purposes and the initial margin and premiums do not exceed 5% of total assets. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counter parties to meet the terms of the contract.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, or, in the case of dividend income on foreign securities, on the ex-dividend date or when the Fund becomes aware of its declaration. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both financial reporting and federal income tax purposes.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from Capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received. The Fund records the taxes paid on stock dividends as an operating expense.

DIVIDENDS AND DISTRIBUTIONS: The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net realized capital gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of foreign currency transactions and losses deferred due to wash sales.

FEDERAL INCOME TAXES: The Fund has qualified and intends to qualify in the future as a regulated investment company by complying with the provisions of the Internal Revenue Code available to certain investment companies, including making distributions of taxable income and capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.

NOTE B -- VALUATION OF DIRECT INVESTMENTS
At April 30, 2004, Direct Investments amounting to $5,848,467 (2.3% of net assets) have been valued at fair value as determined by the Board of Directors in the absence of readily ascertainable market values. The procedures applied by the Board of Directors in arriving at its estimate of value of securities without readily available market values comply with the Fund's policies for valuing Direct Investments at original cost unless the Board of Directors, based on advice from the Direct Investment Manager, concludes that there has been a

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

material change of a long-term nature and sufficient reliable information is available to revalue these investments. Determination of fair values involves subjective judgment and, because of the inherent uncertainty of valuation, the Board of Directors' estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

NOTE C -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Martin Currie Inc. is the investment manager for the Fund's listed assets (the "Listed Assets") and was paid a fee, computed weekly and payable monthly, at the following annual rates from November 1, 2003 through March 18, 2004: 1.00% of the first US$25 million of the Fund's average weekly net assets invested in Listed Assets; 0.90% of the next US$25 million of the Fund's average weekly net assets invested in Listed Assets; 0.70% of the next US$25 million of the Fund's average weekly net assets invested in Listed Assets; and 0.50% of the Fund's average weekly net assets invested in Listed Assets in excess of US$75 million. Effective March 19, 2004, Martin Currie Inc. is paid a fee, computed weekly and payable monthly at the following annual rates: 0.70% of the first US$400 million of the Fund's average weekly net assets invested in Listed Assets; and 0.50% of the Fund's average weekly net assets invested in Listed Assets in excess of US$400 million.

Asian Direct Capital Management ("ADCM") is the investment manager for the Fund's assets allocated to Direct Investments. ADCM receives a fee, computed weekly and payable monthly, at an annual rate equal to the greater of $300,000 or 2.2% of the average weekly value of the net assets of the Fund invested in Direct Investments.

No director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliates of those entities will receive any compensation from the Fund for serving as an officer or director of the Fund. The Fund pays the Chairman of the Board and each of the directors (who is not a director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliate thereof) an annual fee of $27,500 and $10,000, respectively, plus $2,000 for each Board of Directors' meeting or Audit Committee meeting attended. In addition, the Fund will reimburse each of the directors for travel and out-of-pocket expenses incurred in connection with attending Board of Directors' meetings.

NOTE D -- CAPITAL STOCK
The Board of Directors of the Fund has approved a share repurchase plan. Under the program, the Fund will repurchase shares at management's discretion at times when it considers the repurchase to be consistent with the objectives of the program. For the six months ended April 30, 2004, the Fund did not participate in this program.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE E -- INVESTMENT TRANSACTIONS
For the six months ended April 30, 2004, the Fund's cost of purchases and proceeds from sales of investment securities, other than short-term securities, were $49,665,367 and $74,599,787, respectively. At April 30, 2004, the cost of investments for federal income tax purposes was $160,074,218. Gross unrealized appreciation of investments was $89,463,502, while gross unrealized depreciation of investments was $8,277,538, resulting in net unrealized appreciation of investments of $81,185,964.

NOTE F -- INVESTMENTS IN CHINA
The Fund's investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and
(8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

NOTE G -- INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

                                                                                                  DIVIDENDS      INTEREST
                                                                                                 INCLUDED IN    INCLUDED IN
                                                                                                   DIVIDEND      INTEREST
                         BALANCE OF                                  BALANCE OF                    INCOME-        INCOME-
                         SHARES HELD       GROSS       GROSS SALES   SHARES HELD      VALUE          NON-          NON-
                         OCTOBER 31,     PURCHASES         AND        APRIL 30,     APRIL 30,     CONTROLLED    CONTROLLED
NAME OF ISSUER              2003       AND ADDITIONS   REDUCTIONS       2004          2004        AFFILIATES    AFFILIATES
--------------           -----------   -------------   -----------   -----------   -----------   ------------   -----------
Captive Finance,
  Ltd. ................   2,000,000             --              --    2,000,000    $3,045,000       $  --         $    --
Tomoike Industrial
  (H.K.) Ltd...........     825,000             --              --      825,000     2,351,932          --          28,937


                         PRINCIPAL
NAME OF ISSUER           PAYMENTS
--------------           ---------
Captive Finance,
  Ltd. ................    $  --
Tomoike Industrial
  (H.K.) Ltd...........       --

* Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund holds 5% or more of the outstanding voting securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE H -- RESULTS OF ANNUAL STOCKHOLDER MEETING
ELECTION OF CLASS I DIRECTOR -- At the Fund's Annual Meeting of Stockholders which convened on February 26, 2004 and adjourned to March 18, 2004, the stockholders of the Fund elected Joe O. Rogers to the Board of Directors to hold office until the Annual Meeting of Stockholders is held in 2006.

                                                              SHARES VOTED      SHARES
                                                                   FOR         ABSTAINED
                                                              -------------   -----------
Election of Joe O. Rogers...................................  4,933,833.565   163,656.359

ELECTION OF CLASS II DIRECTOR -- At the Fund's Annual Meeting of Stockholders which convened on February 26, 2004 and adjourned to March 18, 2004, the stockholders of the Fund elected Michael F. Holland to the Board of Directors to hold office until the Annual Meeting of Stockholders is held in 2007.

                                                              SHARES VOTED      SHARES
                                                                   FOR         ABSTAINED
                                                              -------------   -----------
Election of Michael F. Holland..............................  4,933,790.728   163,699.196

REVISION TO INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- At the Fund's Annual Meeting of Stockholders which convened on February 26, 2004 and adjourned to March 18, 2004, the stockholders of the Fund approved a revised Investment Advisory and Management Agreement between the Fund and Martin Currie Inc.

SHARES VOTED   SHARES VOTED    SHARES
     FOR         AGAINST      ABSTAINED
------------   ------------   ---------
3,535,670.635  313,850.221   129,080.068

THE CHINA FUND, INC.
OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRIVACY POLICY

                                 PRIVACY NOTICE

The China Fund, Inc. collects nonpublic personal information about its shareholders from the following sources:

     [ ] Information it receives from shareholders on applications or other forms; and

     [ ]  Information about shareholder transactions with the Fund.

THE FUND'S POLICY IS TO NOT DISCLOSE NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO NONAFFILIATED THIRD PARTIES (other than disclosures permitted by law).

The Fund restricts access to nonpublic personal information about its shareholders to those agents of the Fund who needs to know that information to provide products or services to shareholders. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard its shareholders' nonpublic personal information.

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that are used by the Fund's investment advisers to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling 1-888-CHN-CALL (246-2255); and (2) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how the investment advisers vote these proxies will become available by calling the same number and on the Commission's website when the Fund files its first report on Form N-PX which is due by August 31, 2004, covering the Fund's proxy voting record for the 12 month period ending June 30, 2004.

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund will distribute to shareholders, at least annually, substantially all of its net investment income from dividends and interest earnings and expects to distribute any net realized capital gains annually. Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), adopted by the Fund, each shareholder will be deemed to have elected, unless Equiserve Trust Company, N.A., the Plan Administrator, is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested by the Plan Administrator in Fund shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the stockholder by Equiserve Trust Company, N.A., as paying agent. Shareholders who do not wish to have distributions automatically reinvested should notify the Fund by contacting EquiServe c/o The China Fund, Inc. at P.O. Box 43010, Providence, Rhode Island 02940-3010. Phone:
1-800-426-5523.

Equiserve Trust Company, N.A. ("EquiServe") or the ("Plan Administrator"), a federally chartered trust institution, acts as Plan Administrator. EquiServe, Inc. an affiliate of EquiServe and a transfer agent registered with the Securities and Exchange Commission, acts as Service Agent for EquiServe. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value or, if the net asset value is less than 95% of the market price on the valuation date, then at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Fund's shares are then listed, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, participants in the Plan will be deemed to have elected to receive shares of stock from the Fund, valued at market price on the valuation date. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Administrator will, as administrator for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, with the cash in respect of such dividend or distribution, for the participant's account on, or shortly after, the payment date.

Participants in the Plan have the option of making additional payments to the Plan Administrator, annually, in any amount from $100 to $3,000 for investment in the Fund's Common Stock. The Plan Administrator will use all funds received from participants (as well as any dividends and capital gains distributions received in cash) to purchase Fund shares in the open market on or about January 15 of each year. Any voluntary cash payments received more than thirty days prior to such date will be returned by the Plan Administrator, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Administrator, it is suggested that participants send in voluntary cash payments to be received by the Plan Administrator approximately ten days before January 15. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Shares in

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

the account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions. The Plan Administrator's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred with respect to the Plan Administrator's open market purchases in connection with the reinvestment of dividends or capital gains distributions. A participant will also pay brokerage commissions incurred in purchases from voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Administrator will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax which may be payable on such dividends and distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan Administrator by at least 90 days' written notice to all shareholders. All correspondence concerning the Plan should be directed to EquiServe c/o The China Fund, Inc. at P.O. Box 43010, Providence, Rhode Island 02940-3010. Phone: 1-800-426-5523.

DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following table sets forth information concerning each of the Directors and Officers of the Fund.

                                                           PRINCIPAL OCCUPATION OR EMPLOYMENT
NAME (AGE) AND                PRESENT OFFICE                   DURING PAST FIVE YEARS AND                  DIRECTOR
ADDRESS OF DIRECTOR            WITH THE FUND            DIRECTORSHIPS IN PUBLICLY HELD COMPANIES            SINCE
-------------------           ---------------  ----------------------------------------------------------  --------
Alan Tremain(68)............  Chairman of the  Chairman of the Board of the Fund; Chairman, Hotels of        1992
  4100 N. Ocean Drive #1001   Board and        Distinction Ventures, Inc. (1989-present); Chairman,
  Singer Island, FL 33404     Director         Hotels of Distinction (International), Inc.
                                               (1974-present).
Michael F. Holland(59)......  Director         Director, Reaves Utility Income Fund (2004-present);          1992
  375 Park Avenue                              Chairman, Holland & Company L.L.C. (1995-present);
  New York, New York 10152                     Director, The Holland Balanced Fund, Inc., State Street
                                               Master Funds and State Street Institutional Investment
                                               Trust.
James J. Lightburn(60)......  Director         Attorney, member of Hughes Hubbard & Reed (1993-present).     1992
  47, Avenue Georges Mandel
  Paris, France 75116
Joe O. Rogers(55)...........  Director         Manager, The J-Squared Team LLC (2003-present);               1992
  2247 Foxwood Drive                           The Rogers Team LLC, organizing member (July
  Chapel Hill, NC 27514                        2001-present); Executive Vice President, Business
                                               Development, PlanetPortal.com, Inc. (Sept. 1999-May 2001);
                                               Vice President of Business Development, Thomson Consulting
                                               (1998-May 1999); Director, The Taiwan Fund, Inc.
                                               (1986-present).
Nigel S. Tulloch(57)........  Director         Chief Executive, HSBC Asset Management Bahamas Limited        1992
  7, Circe Circle                              (1986-1992); Director, The HSBC China Fund Limited.
  Dalkeith
  WA6009
  Australia
Gary L. French(52)..........  President        Senior Vice President, State Street Bank and Trust
                                               Company.
  225 Franklin Street
  Boston, MA 02110
Ann M. Casey(37)............  Treasurer        Vice President, State Street Bank and Trust Company.
  225 Franklin Street
  Boston, MA 02110
Mary Moran Zeven(43)........  Secretary        Senior Vice President and Senior Managing Counsel, State
  225 Franklin Street                          Street Bank and Trust Company.
  Boston, MA 02110
Julie A. Tedesco(46)........  Assistant        Vice President and Counsel, State Street Bank and Trust
  225 Franklin Street         Secretary        Company.
  Boston, MA 02110

THE CHINA FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

UNITED STATES ADDRESS
The China Fund, Inc.
225 Franklin Street
Boston, MA 02110
1-888-CHN-CALL (246-2255)
www.chinafundinc.com

DIRECTORS AND OFFICERS
Alan Tremain, O.B.E., Director and Chairman of the Board
Michael F. Holland, Director
James J. Lightburn, Director
Joe O. Rogers, Director
Nigel S. Tulloch, Director
Gary L. French, President
Ann M. Casey, Treasurer
Mary Moran Zeven, Secretary
Julie A. Tedesco, Assistant Secretary

INVESTMENT MANAGER
Martin Currie Inc.

DIRECT INVESTMENT MANAGER
Asian Direct Capital Management

SHAREHOLDER SERVICING AGENT
Georgeson Shareholder

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
Equiserve Trust Company, N.A.

INDEPENDENT AUDITORS
KPMG LLP

LEGAL COUNSEL
Clifford Chance US LLP

ITEM 2.  CODE OF ETHICS

Not required for this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not required for this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required for this filing.

ITEM 5.  DISCLOSURE OF AUDIT COMMITTEE FOR LISTED COMPANIES

Not required for this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not required for this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required for this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not required for this filing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors during the period covered by this Form N-CSR filing.

ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS

(a)(1)   Not required for this filing.

(a)(2) The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") is attached hereto.

(a)(3)   Not required for this filing.

(b) The certification required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:      /s/ Gary L. French
         ------------------
         Gary L. French
         President and Chief Executive Officer

Date:    July 1, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ann. M. Casey
         -----------------
         Ann M. Casey
         Treasurer and Chief Financial Officer

Date:    July 1, 2004


By:      /s/ Gary L. French
         ------------------
         Gary L. French
         President and Chief Executive Officer

Date:    July 1, 2004